Document and Entity Information	Dec. 31, 2019
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	VIRTUS ASSET TRUST
Entity Central Index Key	0001018593
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 21, 2020
Document Effective Date	Oct. 21, 2020
Prospectus Date	Oct. 19, 2020
Virtus Seix Corporate Bond Fund | Class R6
Prospectus:
Trading Symbol	VRSBX
Virtus Seix Corporate Bond Fund | Class I
Prospectus:
Trading Symbol	STICX
Virtus Seix Corporate Bond Fund | Class C
Prospectus:
Trading Symbol	STIFX
Virtus Seix Corporate Bond Fund | Class A
Prospectus:
Trading Symbol	SAINX
Virtus Zevenbergen Innovative Growth Stock Fund | Class R6
Prospectus:
Trading Symbol	VZGRX
Virtus Zevenbergen Innovative Growth Stock Fund | Class I
Prospectus:
Trading Symbol	SCATX
Virtus Zevenbergen Innovative Growth Stock Fund | Class A
Prospectus:
Trading Symbol	SAGAX